UNITED STATES
                                         SECURITIES AND EXCHANGE COMMISSION
                                               Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:	03-31-1999

Check here if Amendment [   ]; Amendment Number:

	This Amendment (Check only one.):	[   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		 ING Investment Management Advisors B.V.
Adress:	 Schenkkade 65
		 2595 AS The Hague
		 the Netherlands


Form 13F File Number:	28 - 7796

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		H.H. Idzerda
Title:		Member of the Board of Directors
Phone:		+31 70 378 1781


Signature, Place, and Date of Signing:



H.H. Idzerda              The Hague, The Netherlands                 May 5, 1999

[Signature]                   [City, State]                            [Date]

Report Type (Check only one.):

[  X  ]     13F HOLDINGS REPORT. ( Check here if all holdings of this reporting manager are reported in this report. )

[     ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[     ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

Form 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:		   1

Form 13F Information Table Entry Total:		  59

Form 13F Information Table Value Total:		$ 48.787
                                                  (thousands)




List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.		Form 13F File Number			Name


1		28 - 7516                    ING Mutual Fund Management Co. LLC


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
                                                          Form 13F Information Table
Name of Issuer                 Title of Class   Cusip     Value    Shares   SH/ Put/ Invstmt    Other       Voting Authority
                                                          (x$1000) PRN AMT  Prn Call Dscretn  Managers     sole     shared   none
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -----
America on Line Inc            Common   Stock   02364J104     2247    15388 SH       Defined  28-7516      15388
American Express Co            Common   Stock   025816109     1128     9600 SH       Defined  28-7516       9600
Applied Materials Inc          Common   Stock   038222105      723    11720 SH       Defined  28-7516      11720
Axent Technologies Inc         Common   Stock   05459C108      276    11490 SH       Defined  28-7516      11490
Bea Systems                    Common   Stock   073325102      361    23100 SH       Defined  28-7516      23100
BMC Softare,inc                Common   Stock   055921100      616    16620 SH       Defined  28-7516      16620
Cadence Design Systems Inc     Common   Stock   127387108      353    13690 SH       Defined  28-7516      13690
Cambridge Tech Partners Inc    Common   Stock   132524109      269    19370 SH       Defined  28-7516      19370
CBT Group PLC-ADR              Common   Stock   124853300      304    26570 SH       Defined  28-7516      26570
Cisco Systems                  Common   Stock   17275R102     1460    13330 SH       Defined  28-7516      13330
Citrix System                  Common   Stock   177376100      575    15080 SH       Defined  28-7516      15080
Coca Cola Co                   Common   Stock   191216100     1516    24700 SH       Defined  28-7516      24700
Colgate Palmolive              Common   Stock   194162103     1145    12450 SH       Defined  28-7516      12450
Compaq Computer Corp           Common   Stock   204493100     1938    61160 SH       Defined  28-7516      61160
Computer Assoc Intl Inc        Common   Stock   204912109       18      510 SH       Defined  28-7516        510
Computer Sciences Corp         Common   Stock   205363104      250     4530 SH       Defined  28-7516       4530
Compuware Corp                 Common   Stock   205638109      563    23570 SH       Defined  28-7516      23570
Convergys Corp                 Common   Stock   212485106      260    15190 SH       Defined  28-7516      15190
Dell Computer Corp             Common   Stock   247025109      455    11120 SH       Defined  28-7516      11120
EMC Corp Mass                  Common   Stock   268648102      759     5940 SH       Defined  28-7516       5940
Ford Motor                     Common   Stock   345370100      536     9450 SH       Defined  28-7516       9450
Gillette Co.                   Common   Stock   375766102     1114    18750 SH       Defined  28-7516      18750
Gucci Group NV                 Common   Stock   401566104     1022    12700 SH       Defined  28-7516      12700
Heinz H.J. Co                  Common   Stock   423074103      635    13400 SH       Defined  28-7516      13400
I2 Technologies                Common   Stock   465754109      537    20180 SH       Defined  28-7516      20180
Intel Corp                     Common   Stock   458140100     2877    24150 SH       Defined  28-7516      24150
Int'l Business Machines Corp   Common   Stock   459200101      773     4360 SH       Defined  28-7516       4360
Intuit                         Common   Stock   461202103      696     6840 SH       Defined  28-7516       6840
Johnson & Johnson Co           Common   Stock   478160104     1358    14500 SH       Defined  28-7516      14500
Learning Company Inc           Common   Stock   522008101      414    14290 SH       Defined  28-7516      14290
Lucent Technologies            Common   Stock   549463107      522     4840 SH       Defined  28-7516       4840
Mastech Corp                   Common   Stock   57632N105       37     2870 SH       Defined  28-7516      20400
Mattel Inc                     Common   Stock   577081102      372    14950 SH       Defined  28-7516      14950
McDonald's Corp                Common   Stock   580135101     1527    33700 SH       Defined  28-7516      33700
MCI Worldcom Inc               Common   Stock   55268B106      503     5680 SH       Defined  28-7516       5680
Microsoft Corp                 Common   Stock   594918104     4069    45400 SH       Defined  28-7516      45400
Networks Associates Inc        Common   Stock   640938106      504    16420 SH       Defined  28-7516      16420
Nike Inc, Cl B                 Class    B       654106103      412     7150 SH       Defined  28-7516       7150
Northern Telecom Ltd           Common   Stock   665815106      268     4320 SH       Defined  28-7516       4320
Oracle Systems                 Common   Stock   68389X105      798    30265 SH       Defined  28-7516      30265
People Soft Inc                Common   Stock   712713106       85     5790 SH       Defined  28-7516       5790
Pepsico Inc                    Common   Stock   713448108     1085    27700 SH       Defined  28-7516      27700
Philip Morris Cos Inc          Common   Stock   718154107     1064    30250 SH       Defined  28-7516      30250
Proctor & Gamble Co            Common   Stock   742718109     1023    10450 SH       Defined  28-7516      10450
RF Micro Devices Inc           Common   Stock   749941100      774     8090 SH       Defined  28-7516       8090
Sapient Corporation            Common   Stock   803062108      741    10380 SH       Defined  28-7516      10380
SCM Microsystems Inc           Common   Stock   784018103      379     6240 SH       Defined  28-7516       6240
Siebel Systems Inc             Common   Stock   826170102      585    12320 SH       Defined  28-7516      12320
Sun Microsystems Inc           Common   Stock   866810104     1304    10440 SH       Defined  28-7516      10440
Teradyne Inc                   Common   Stock   880770102      462     8470 SH       Defined  28-7516       8470
Time Warner Inc                Common   Stock   887315109     1951    27450 SH       Defined  28-7516      27450
Transaction System Archit-A    Class    A       893416107      335     9300 SH       Defined  28-7516       9300
Unisys Corp                    Common   Stock   909214108      326    11780 SH       Defined  28-7516      11780
Vantive Corp                   Common   Stock   922091103      256    21250 SH       Defined  28-7516      21250
Veritas Software Corp          Common   Stock   923436109      841    10410 SH       Defined  28-7516      10410
Walt Disney Co                 Common   Stock   254687106     1040    33400 SH       Defined  28-7516      33400
Whittman-Hart Inc              Common   Stock   966834103      493    22910 SH       Defined  28-7516      22910
Wrigley                        Common   Stock   982526105      927    10250 SH       Defined  28-7516      10250
Yahoo! Inc                     Common   Stock   984332106      926     5500 SH       Defined  28-7516       5500

Table Value Total                                            48787
Table Entry Total                                               59